Intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 45,436	€ 39,429	€ 37,730
Additions	6,618	2,193	2,344
Acquisition of a subsidiary	8,017	3,309	0
Disposals	(2,521)	(77)	(980)
Transfer between accounts	(58)	504	366
Currency translation	(1,194)	97	(48)
Other	0	(19)	17
Intangible assets at end of period	56,298	45,436	39,429
Total | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(18,041)	(13,103)	(9,130)
Depreciation charge for the year	(4,709)	(4,859)	(5,064)
Impairments	3,239
Disposals	2,308	23	1,060
Transfer between accounts	109	13	0
Currency translation	255	(151)	23
Other	0	36	8
Intangible assets at end of period	(23,317)	(18,041)	(13,103)
Total | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	27,395	26,326	28,600
Intangible assets at end of period	32,981	27,395	26,326
Patents and licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	4,436	4,294	4,497
Additions	378	209	554
Acquisition of a subsidiary	0	38	0
Disposals	(226)	0	(759)
Transfer between accounts	75	(109)	2
Currency translation	(1)	1	0
Other	0	3	0
Intangible assets at end of period	4,662	4,436	4,294
Patents and licenses [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,798)	(2,661)	(2,766)
Depreciation charge for the year	(465)	(246)	(749)
Impairments	0
Disposals	211	0	854
Transfer between accounts	0	109	0
Currency translation	1	0	0
Other	0	0	0
Intangible assets at end of period	(3,051)	(2,798)	(2,661)
Patents and licenses [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,638	1,633	1,731
Intangible assets at end of period	1,611	1,638	1,633
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	10,667	8,241	7,638
Additions	3,072	656	807
Acquisition of a subsidiary	0	214	0
Disposals	(2,227)	(45)	(221)
Transfer between accounts	47	1,601	0
Currency translation	(65)	(10)	0
Other	0	10	17
Intangible assets at end of period	11,494	10,667	8,241
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(7,740)	(5,080)	(2,985)
Depreciation charge for the year	(2,223)	(2,582)	(2,310)
Impairments	0
Disposals	2,119	23	206
Transfer between accounts	109	(96)	0
Currency translation	14	(25)	1
Other	0	20	8
Intangible assets at end of period	(7,721)	(7,740)	(5,080)
Software [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	2,927	3,161	4,653
Intangible assets at end of period	3,773	2,927	3,161
Acquired customers and technology [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	28,681	25,579	25,595
Additions	0	0	32
Acquisition of a subsidiary	7,931	3,048	0
Disposals	0	(32)	0
Transfer between accounts	0	0	0
Currency translation	(1,128)	86	(48)
Other	0	0	0
Intangible assets at end of period	35,484	28,681	25,579
Acquired customers and technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(7,503)	(5,362)	(3,379)
Depreciation charge for the year	(2,021)	(2,031)	(2,005)
Impairments	1,149
Disposals	0	0	0
Transfer between accounts	0	0	0
Currency translation	240	(126)	22
Other	0	16	0
Intangible assets at end of period	(10,433)	(7,503)	(5,362)
Acquired customers and technology [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	21,178	20,217	22,216
Intangible assets at end of period	25,051	21,178	20,217
Developed technology and software under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,652	1,315	0
Additions	3,168	1,328	951
Acquisition of a subsidiary	86	9	0
Disposals	(68)	0	0
Transfer between accounts	(180)	(988)	364
Currency translation	0	20	0
Other	0	(32)	0
Intangible assets at end of period	4,658	1,652	1,315
Developed technology and software under construction [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	0	0
Depreciation charge for the year	0	0	0
Impairments	2,090
Disposals	(22)	0	0
Transfer between accounts	0	0	0
Currency translation	0	0	0
Other	0	0	0
Intangible assets at end of period	(2,112)	0	0
Developed technology and software under construction [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,652	1,315	0
Intangible assets at end of period	€ 2,546	€ 1,652	€ 1,315